Commitments and Contingencies (Details Textual)	1 Months Ended				12 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense					$ 139,507	$ 73,184
Lessor Operating Lease Annual Rent	$ 150,000	¥ 1,000,000	$ 14,000	¥ 93,600
Forasen Group's [Member]
Commitments and Contingencies [Line Items]
Guaranty Liabilities						8,771,659	$ 8,645,459	¥ 57,070,000	¥ 60,050,000
Building Pledged As Collateral For Loans						$ 8,800,000	$ 4,000,000
Line of Credit Facility, Expiration Date						Jul. 23, 2020	Apr. 08, 2017